Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Line Items]
Gross premiums written (1)	[1]	$ 9,102,358	$ 8,689,279	$ 8,203,925
Net premiums written	[1]	7,928,912	7,544,195	7,134,018
(Increase) decrease in unearned premiums	[1]	(10,152)	(287,078)	(177,496)
Net premiums earned	[1]	7,918,760	7,257,117	6,956,522
Losses and loss expenses		(4,990,000)	(4,726,000)	(4,851,000)
Acquisition costs	[1]	(1,563,107)	(1,537,213)	(1,391,502)
Technical result		1,366,000	994,000	714,000
Other income		40,965	40,492	28,748
Other expenses		(463,385)	(414,876)	(398,542)
Underwriting result		944,000	619,000	344,000
Net investment income		645,685	398,348	376,469
Market risk benefit gains		7,079	121,211	19,873
Net realized and unrealized investment gains (losses)		517,426	(1,969,014)	37,797
Interest expense		(57,532)	(55,185)	(55,606)
Amortization of intangible assets		(7,906)	(8,912)	(8,861)
Net foreign exchange losses		(42,542)	(14,774)	(36,498)
Income tax benefit (expense)		327,924	(41,895)	(39,967)
Interest in (losses) earnings of equity method investments		(15,040)	10,821	126,795
Net income (loss)		2,318,119	(939,752)	764,188
Corporate, Non-Segment
Segment Reporting [Line Items]
Gross premiums written (1)		0	0	0
Net premiums written		0	0	0
(Increase) decrease in unearned premiums		0	0	0
Net premiums earned		0	0	0
Losses and loss expenses		0	0	0
Acquisition costs		0	0	0
Technical result		0	0	0
Other income		1,000	1,000	3,000
Other expenses		(214,000)	(203,000)	(210,000)
Net investment income		573,000	324,000	295,000
Market risk benefit gains		7,000	121,000	20,000
Net realized and unrealized investment gains (losses)		517,000	(1,969,000)	38,000
Interest expense		(58,000)	(55,000)	(56,000)
Amortization of intangible assets		(8,000)	(9,000)	(9,000)
Net foreign exchange losses		(43,000)	(14,000)	(36,000)
Income tax benefit (expense)		328,000	(42,000)	(40,000)
Interest in (losses) earnings of equity method investments		(15,000)	11,000	127,000
Non Life
Segment Reporting [Line Items]
Net premiums written		5,848,323	5,898,750	5,510,828
Net premiums earned		5,838,466	5,611,452	5,329,556
Non Life | Operating Segments
Segment Reporting [Line Items]
Gross premiums written (1)		6,994,000	7,015,000	6,557,000
Net premiums written		5,848,000	5,899,000	5,511,000
(Increase) decrease in unearned premiums		(10,000)	(288,000)	(181,000)
Net premiums earned		5,838,000	5,611,000	5,330,000
Losses and loss expenses		(3,182,000)	(3,313,000)	(3,443,000)
Acquisition costs		(1,454,000)	(1,430,000)	(1,279,000)
Technical result		1,202,000	868,000	608,000
Other income		0	0	0
Other expenses		(131,000)	(119,000)	(101,000)
Underwriting result		$ 1,071,000	$ 749,000	$ 507,000
Reinsurance Ratios [Abstract]
Loss ratio	[2]	54.50%	59.00%	64.60%
Acquisition ratio	[3]	24.90%	25.50%	24.00%
Technical ratio	[4]	79.40%	84.50%	88.60%
Other expense ratio	[5]	2.20%	2.10%	1.90%
Combined Ratio	[6]	81.60%	86.60%	90.50%
Non Life | P&C | Operating Segments
Segment Reporting [Line Items]
Gross premiums written (1)		$ 4,771,000	$ 5,025,000	$ 4,541,000
Net premiums written		3,909,000	4,234,000	3,722,000
(Increase) decrease in unearned premiums		37,000	(293,000)	(194,000)
Net premiums earned		3,946,000	3,941,000	3,528,000
Losses and loss expenses		(2,196,000)	(2,410,000)	(2,391,000)
Acquisition costs		(960,000)	(995,000)	(864,000)
Technical result		790,000	536,000	273,000
Other income		0	0	0
Other expenses		(92,000)	(84,000)	(71,000)
Underwriting result		$ 698,000	$ 452,000	$ 202,000
Reinsurance Ratios [Abstract]
Loss ratio	[2]	55.70%	61.20%	67.80%
Acquisition ratio	[3]	24.30%	25.20%	24.50%
Technical ratio	[4]	80.00%	86.40%	92.30%
Other expense ratio	[5]	2.30%	2.10%	2.00%
Combined Ratio	[6]	82.30%	88.50%	94.30%
Non Life | Specialty | Operating Segments
Segment Reporting [Line Items]
Gross premiums written (1)		$ 2,223,000	$ 1,990,000	$ 2,016,000
Net premiums written		1,939,000	1,665,000	1,789,000
(Increase) decrease in unearned premiums		(47,000)	5,000	13,000
Net premiums earned		1,892,000	1,670,000	1,802,000
Losses and loss expenses		(986,000)	(903,000)	(1,052,000)
Acquisition costs		(494,000)	(435,000)	(415,000)
Technical result		412,000	332,000	335,000
Other income		0	0	0
Other expenses		(39,000)	(35,000)	(30,000)
Underwriting result		$ 373,000	$ 297,000	$ 305,000
Reinsurance Ratios [Abstract]
Loss ratio	[2]	52.10%	54.10%	58.40%
Acquisition ratio	[3]	26.10%	26.00%	23.00%
Technical ratio	[4]	78.20%	80.10%	81.40%
Other expense ratio	[5]	2.10%	2.10%	1.70%
Combined Ratio	[6]	80.30%	82.20%	83.10%
Life and Health
Segment Reporting [Line Items]
Net premiums written		$ 2,080,589	$ 1,645,445	$ 1,623,190
Net premiums earned		2,080,294	1,645,665	1,626,966
Life and Health | Operating Segments
Segment Reporting [Line Items]
Gross premiums written (1)		2,108,000	1,674,000	1,647,000
Net premiums written		2,081,000	1,645,000	1,623,000
(Increase) decrease in unearned premiums		0	1,000	4,000
Net premiums earned		2,081,000	1,646,000	1,627,000
Losses and loss expenses		(1,808,000)	(1,413,000)	(1,408,000)
Acquisition costs		(109,000)	(107,000)	(113,000)
Technical result		164,000	126,000	106,000
Other income		40,000	39,000	26,000
Other expenses		(118,000)	(93,000)	(88,000)
Underwriting result		86,000	72,000	44,000
Net investment income		73,000	74,000	81,000
Allocated underwriting result		$ 159,000	$ 146,000	$ 125,000

[1]	See Note 21 for additional information regarding related party transactions.
[2]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[3]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[4]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[5]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[6]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.